OTHER EXPENSES, NET	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
OTHER EXPENSES, NET
NOTE 10 – OTHER EXPENSES, NET
The following table shows the components of other expenses, net for the three months ended June 30, 2023 and 2022 (in thousands):

	Three months ended June 30, 2023	Three months ended June 30, 2022
HHLLC stock-based compensation	$(2,339)	$—
Transaction fees	(1,803)	—
Other, net	(240)	(23)

Total Other expense, net	$(4,382)	$(23)

The following table shows the components of other expenses, net for the six months ended June 30, 2023 and 2022 (in thousands):

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
HHLLC stock-based compensation	$(2,339)	$—
Transaction fees	$(3,499)	—
Other, net	$(245)	(95)
Interest income	$48	—

Total Other expense, net	$(6,035)	$(95)